Commitments and Contingencies - Narratives (Details) $ in Thousands	1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Oct. 31, 2018	Sep. 30, 2017	Mar. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Jan. 31, 2019	Sep. 30, 2018 unit	Jun. 30, 2018
Loss Contingencies
Gain on termination of operating lease				$ 160	$ 0
Leasehold improvements				$ 2,100
Building | Imperial (Forest House) Limited
Loss Contingencies
Operating lease contract term				10 years
Building | Therapy Catapult Manufacturing Center in Stevenage, United Kingdom
Loss Contingencies
Operating lease rent free period		6 months
Building | Laboratory Space in White City, London
Loss Contingencies
Operating lease contract term									10 years
Building | Manufacturing Space in Enfield, United Kingdom
Loss Contingencies
Operating lease contract term								15 years
Leasehold improvements						$ 4,100
Number of units (units) | unit								3
Building | Office Space In Rockville, Maryland
Loss Contingencies
Operating lease rent free period	5 years
Gain on termination of operating lease			$ 200
Building | Office and Manufacturing Space in Rockville, Maryland
Loss Contingencies
Operating lease contract term							16 years
Additional Space | Imperial (Forest House) Limited
Loss Contingencies
Operating lease contract term				15 months
Licensing Agreements
Loss Contingencies
Loss contingency accrual				$ 600